IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2011
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS
7. IMPAIRMENT OF LONG-TERM ASSETS

The Partnership continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable.

The Partnership incurred impairment charges in respect of parts ordered for the FSRU conversion project that were deemed not necessary for the completion of the conversion of the Golar Spirit (see Note 17). These impairment charges of $1.5 million reflected a lower recoverable amount for each of the years ended December 31, 2010 and 2009.

These assets were retained by Golar and were not transferred to the Partnership and therefore were eliminated from the Partnership's equity position as of April 13, 2011 (see Note 2).